SEGMENT INFORMATION - Total Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total consolidated assets	$ 7,947,466	$ 6,269,980	$ 4,884,440
Mocha Clubs [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	176,830	174,404	145,173
Altira Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	617,847	577,145	571,504
City of Dreams [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,147,322	3,103,458	3,202,692
Studio City [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	1,844,706	713,637
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 2,160,761	$ 1,701,336	$ 965,071